Condensed Statements Of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Revenue from founding members	$ 10.2	$ 10.7	$ 20.0	$ 19.0	$ 38.2	$ 38.5	$ 38.2
Costs to founding members/related party affiliates	1.0	0.7	1.7	1.2
Advertising Operating Cost [Member]
Costs to founding members/related party affiliates	1.0	0.7	1.7	1.2
Fathom Events Operating Cost [Member]
Costs to founding members/related party affiliates	1.2	2.8	3.2	4.8	9.3	8.6	7.7
Selling And Marketing Cost [Member]
Costs to founding members/related party affiliates	$ 0.2	$ 0.4	$ 0.4	$ 0.6	$ 1.1	$ 1.2	$ 1.1